Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2017
Fair Value of Financial Instruments
Fair Value of Financial Instruments

6.Fair Value of Financial Instruments

The fair value hierarchy established by ASC 820, “Fair Value Measurement,” prioritizes the use of inputs used in valuation techniques into the following three levels:

•	Level 1 — quoted prices in active markets for identical assets and liabilities
•	Level 2 — inputs other than quoted prices in active markets for identical assets and liabilities that are observable, either directly or indirectly
•	Level 3 — unobservable inputs

The company measures and reports assets and liabilities at fair value utilizing pricing information received from third parties. The company performs procedures to verify the reasonableness of pricing information received for significant assets and liabilities classified as Level 2.

The following table presents, for each of the fair value hierarchy levels required under ASC 820-10, the company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2017 and 2016:

	December 31, 2017				December 31, 2016
	Fair Value Hierarchy				Fair Value Hierarchy
(in thousands)	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents(1)	$1,301	$701	$600	$—	$21,035	$21,035	$—	$—

Marketable securities, current(2)	57,783	—	57,783	—	54,840	—	54,840	—

Deferred compensation trusts(3)	23,256	23,256	—	—	37,510	37,510	—	—

Marketable securities, noncurrent(4)	113,622	—	113,622	—	143,553	—	143,553	—

Derivative assets(5)
Commodity contracts	—	—	—	—	83	—	83	—
Foreign currency contracts	29,766	—	29,766	—	34,776	—	34,776	—
Liabilities:
Derivative liabilities(5)
Commodity contracts	$—	$—	$—	$—	$129	$—	$129	$—
Foreign currency contracts	29,127	—	29,127	—	43,574	—	43,574	—

(1)

Consists of registered money market funds and investments in U.S. agency securities with maturities of three months or less at the date of purchase. The fair value of the money market funds represents the net asset value of the shares of such funds as of the close of business at the end of the period. The fair value of the investments in U.S. agency securities is based on pricing models, which are determined from a compilation of primarily observable market information, broker quotes in non-active markets or similar assets.

(2)

Consists of investments in U.S. agency securities, U.S. Treasury securities, corporate debt securities and commercial paper with maturities of less than one year that are valued based on pricing models, which are determined from a compilation of primarily observable market information, broker quotes in non-active markets or similar assets.

(3)

Consists of registered money market funds and an equity index fund valued at fair value. These investments, which are trading securities, represent the net asset value of the shares of such funds as of the close of business at the end of the period based on the last trade or official close of an active market or exchange.

(4)

Consists of investments in U.S. agency securities, U.S. Treasury securities and corporate debt securities with maturities ranging from one year to three years that are valued based on pricing models, which are determined from a compilation of primarily observable market information, broker quotes in non-active markets or similar assets.

(5)

See Note 7 for the classification of commodity and foreign currency contracts in the Consolidated Balance Sheet. Commodity and foreign currency contracts are estimated using standard pricing models with market-based inputs, which take into account the present value of estimated future cash flows.

All of the company’s financial instruments carried at fair value are included in the table above. All of the above financial instruments are available-for-sale securities except for those held in the deferred compensation trusts (which are trading securities) and derivative assets and liabilities. The company has determined that there was no other-than-temporary impairment of available-for-sale securities with unrealized losses, and the company expects to recover the entire cost basis of the securities. The available-for-sale securities are made up of the following security types as of December 31, 2017: money market funds of $1 million, U.S. agency securities of $3 million, U.S. Treasury securities of $69 million, corporate debt securities of $97 million and commercial paper of $3 million. As of December 31, 2016, available-for-sale securities consisted of money market funds of $21 million, U.S. agency securities of $11 million, U.S. Treasury securities of $87 million and corporate debt securities of $100 million. The amortized cost of these available-for-sale securities is not materially different from the fair value. During 2017, 2016 and 2015, proceeds from sales and maturities of available-for-sale securities were $159 million, $286 million and $336 million, respectively.

In addition to assets and liabilities that are measured at fair value on a recurring basis, the company is required to measure certain assets and liabilities at fair value on a nonrecurring basis. See Notes 18 for further discussion of nonrecurring fair value measurements related to the company’s acquisition of Stork.

The carrying values and estimated fair values of the company’s financial instruments that are not required to be measured at fair value in the Consolidated Balance Sheet are as follows:

	Fair Value	December 31, 2017		December 31, 2016
(in thousands)	Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash(1)	Level 1	$1,104,316	$1,104,316	$1,133,295	$1,133,295
Cash equivalents(2)	Level 2	698,458	698,458	696,106	696,106
Marketable securities, current(3)	Level 2	103,351	103,351	56,197	56,197
Notes receivable, including noncurrent portion(4)	Level 3	26,006	26,006	29,458	29,458
Liabilities:
1.750% Senior Notes(5)	Level 2	$597,674	$622,277	$523,629	$551,582
3.375% Senior Notes(5)	Level 2	496,859	512,475	496,011	512,510
3.5% Senior Notes(5)	Level 2	493,320	513,480	492,360	508,230
Revolving Credit Facility(6)	Level 2	—	—	52,735	52,735
Other borrowings, including noncurrent portion(7)	Level 2	31,106	31,106	35,457	35,457

(1)	Cash consists of bank deposits. Carrying amounts approximate fair value.

(2)

Cash equivalents consist of held-to-maturity time deposits with maturities of three months or less at the date of purchase. The carrying amounts of these time deposits approximate fair value because of the short-term maturity of these instruments.

(3)

Marketable securities, current consist of held-to-maturity time deposits with original maturities greater than three months that will mature within one year. The carrying amounts of these time deposits approximate fair value because of the short-term maturity of these instruments. Amortized cost is not materially different from the fair value.

(4)

Notes receivable are carried at net realizable value which approximates fair value. Factors considered by the company in determining the fair value include the credit worthiness of the borrower, current interest rates, the term of the note and any collateral pledged as security. Notes receivable are periodically assessed for impairment.

(5)	The fair value of the 1.750% Senior Notes, 3.375% Senior Notes and 3.5% Senior Notes were estimated based on quoted market prices for similar issues.

(6)

Amounts represent borrowings under the company’s €125 million Revolving Credit Facility which expired in April 2017, as discussed in Note 8. The carrying amount of the borrowings under this revolving credit facility approximates fair value because of the short-term maturity.

(7)

Other borrowings primarily represent bank loans and other financing arrangements resulting from the acquisition of Stork. See Note 18 for a further discussion of the acquisition. The majority of these borrowings mature within one year. The carrying amount of borrowings under these arrangements approximates fair value because of the short-term maturity.